ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

Absolute Funds
Shares Security Description Value
Common Stock - 26.2%
Communication Services - 0.8%
11,500 Comcast Corp., Class A $ 602,600
Consumer Discretionary - 2.5%
600 Graham Holdings Co., Class B 320,028
5,000 Starbucks Corp. 534,900
5,000 The TJX Cos., Inc. 341,450
9,250 Unilever PLC, ADR 558,330
1,754,708
Consumer Staples - 1.8%
3,000 Diageo PLC, ADR 476,430
9,750 Ingredion, Inc. 767,032
1,243,462
Energy - 1.6%
35,000 Enbridge, Inc. 1,119,650
Financials - 6.8%
975 Alleghany Corp. 588,598
8,800 Berkshire Hathaway, Inc., Class B
(a)
2,040,456
3,200 Jones Lang LaSalle, Inc.
(a)
474,784
23,000 Loews Corp. 1,035,460
5,000 The Travelers Cos., Inc. 701,850
4,841,148
Health Care - 2.4%
5,000 Medtronic PLC 585,700
20,000 Pfizer, Inc. 736,200
900 UnitedHealth Group, Inc. 315,612
3,101 Viatris, Inc.
(a)
58,113
1,695,625
Industrials - 0.4%
3,000 Expeditors International of Washington, Inc. 285,330
Information Technology - 2.7%
10,000 Cerner Corp. 784,800
17,000 Cisco Systems, Inc. 760,750
3,000 Guidewire Software, Inc.
(a)
386,190
1,931,740
Materials - 6.1%
12,000 Agnico Eagle Mines, Ltd. 846,120
30,000 Barrick Gold Corp. 683,400
20,000 Corteva, Inc. 774,400
17,000 DuPont de Nemours, Inc. 1,208,870
8,500 Kirkland Lake Gold, Ltd. 350,795
13,500 Pan American Silver Corp. 465,885
4,329,470
Real Estate - 0.3%
8,000 Equity Commonwealth REIT 218,240
Utilities - 0.8%
7,500 Dominion Energy, Inc. 564,000
Total Common Stock (Cost $14,381,333) 18,585,973
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 34,090 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(b)
3.04% 03/25/36 29,864
20,605 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(b)
2.94  03/25/36 18,379
13,216 Banc of America Funding Corp., Series 2006-E 2A1
(b)
3.40  06/20/36 12,603
18,064 Banc of America Funding Corp., Series 2007-E 4A1
(b)
3.18  07/20/47 17,889
42,437 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 42,640
16,165 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 16,196
15,463 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 14,968
20,003 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(b)
3.36  09/25/47 18,463
36,237 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(b)
3.27  09/25/36 29,474
11,525 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(b)
3.64  04/25/37 10,472

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

Absolute Funds
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.3%
$ 19,469 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(b)
3.86% 04/25/47 $ 12,890
Total Asset Backed Obligations (Cost $152,500) 223,838
Shares Security Description Value
Investment Companies - 52.3%
1,419,690 Absolute Capital Opportunities Fund 15,233,279
1,957,143 Absolute Convertible Arbitrage Fund
(a)
21,919,999
Total Investment Companies (Cost $34,469,095) 37,153,278
Shares Security Description Value
Money Market Fund - 11.8%
8,414,213 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.02%
(c)
(Cost $8,414,213) 8,414,213
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 2.0%
Call Options Purchased - 0.7%
750 Alerian MLP ETF $ 8.00 01/21 $ 600,000 750
1,000 SPDR S&P 500 ETF Trust 380.00 01/21 38,000,000 321,000
1,000 SPDR S&P 500 ETF Trust 390.00 02/21 39,000,000 180,000
Total Call Options Purchased (Premiums Paid $437,650) 501,750
Put Options Purchased - 1.3%
100 iShares Transportation Average ETF 220.00 03/21 3,738,800 101,000
1,000 SPDR S&P 500 ETF Trust 0.00 01/21 37,388,000 171,000
1,000 SPDR S&P 500 ETF Trust 320.00 04/21 37,388,000 488,000
1,000 SPDR S&P 500 ETF Trust 220.00 06/21 37,388,000 124,500
Total Put Options Purchased (Premiums Paid $1,378,446) 884,500
Total Purchased Options (Premiums Paid $1,816,096) 1,386,250
Investments, at value - 92.6% (Cost $59,233,237) $ 65,763,552
Total Written Options - (0.8)% (Premiums Received $(646,383)) (539,500)
Other Assets & Liabilities, Net - 8.2% 5,805,102
Net Assets - 100.0% $ 71,029,154

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2020

Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.8)%
Call Options Written - (0.2)%
(1,000) SPDR S&P 500 ETF Trust $ 390.00 01/21 $ (37,388,000) $ (72,000)
(1,000) SPDR S&P 500 ETF Trust 400.00 02/21 (37,388,000) (55,500)
Total Call Options Written (Premiums Received $(105,966)) (127,500)
Put Options Written - (0.6)%
(1,000) SPDR S&P 500 ETF Trust 0.00 01/21 35,800,000 (105,000)
(1,000) SPDR S&P 500 ETF Trust 300.00 04/21 30,000,000 (307,000)
Total Put Options Written (Premiums Received $(540,417)) (412,000)
Total Written Options - (0.8)% (Premiums Received $(646,383)) $ (539,500)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2020

Absolute Funds
At December 31, 2020 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At December 31, 2020, the value of investments in affiliated companies was $37,153,278, representing 45.84% of net assets, and the total cost of $34,469,095. Net unrealized appreciation was $143,663, net realized gain was $3,071,853 and investment income was $24,658
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
MLP Master Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2020.
(c) Affiliated Company.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(140) S&P 500 E-mini Future 03/19/21 $ (25,901,518) $ (31,864,800) $ (5,963,283)
(20) S&P MidCap 400 E-mini Future 03/19/21 (4,609,265) (4,607,000) 2,265
$ (30,510,783) $ (36,471,800) $ (5,961,018)
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2020
Realized
Gain
Investment
Income
Shares/
Principal 1,285,087 216,637 82,034 – 1,419,690
Cost $ 12,961,989 $ 2,357,658 $ 883,511 $ – $ 14,436,136 $ 2,468,216 $ 5,931
Value 15,292,540 – – (1,533,408) 15,233,279
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2020
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2020
Realized
Gain
Investment
Income
Shares/
Principal 1,901,218 55,925 – – 1,957,143
Cost $ 19,410,595 $ 622,364 $ – $ – $ 20,032,959 $ 603,637 $ 18,727
Value 19,620,564 – – 1,677,071 21,919,999

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2020

Absolute Funds
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 602,600 $ – $ – $ 602,600
Consumer Discretionary 1,754,708 – – 1,754,708
Consumer Staples 1,243,462 – – 1,243,462
Energy 1,119,650 – – 1,119,650
Financials 4,841,148 – – 4,841,148
Health Care 1,695,625 – – 1,695,625
Industrials 285,330 – – 285,330
Information Technology 1,931,740 – – 1,931,740
Materials 4,329,470 – – 4,329,470
Real Estate 218,240 – – 218,240
Utilities 564,000 – – 564,000
Asset Backed Obligations – 223,838 – 223,838
Investment Companies 37,153,278 – – 37,153,278
Money Market Fund – 8,414,213 – 8,414,213
Purchased Options 668,000 718,250 – 1,386,250
Investments at Value $ 56,407,251 $ 9,356,301 $ – $ 65,763,552
Other Financial Instruments*
Futures 2,265 – – 2,265
Total Other Financial Instruments* $ 2,265 $ – $ – $ 2,265
Total Assets $ 56,409,516 $ 9,356,301 $ – $ 65,765,817
Liabilities
Other Financial Instruments*
Written Options (307,000) (232,500) – (539,500)
Futures (5,963,283) – – (5,963,283)
Total Other Financial Instruments* $ (6,270,283) $ (232,500) $ – $ (6,502,783)
Total Liabilities $ (6,270,283) $ (232,500) $ – $ (6,502,783)